Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues and non-current assets by geographical region
Revenues	€ 21,567	€ 24,602	€ 26,009
Non-current assets	25,090	31,052
EMEA
Revenues and non-current assets by geographical region
Revenues	11,466	11,265	14,673
Non-current assets	19,730	23,211
Germany
Revenues and non-current assets by geographical region
Revenues	4,647	4,474	6,605
Non-current assets	19,730	23,208
France
Revenues and non-current assets by geographical region
Revenues	841	1,314	2,667
Great Britain
Revenues and non-current assets by geographical region
Revenues	963	1,224	1,050
Non-current assets		3
Others-EMEA
Revenues and non-current assets by geographical region
Revenues	5,015	4,253	4,351
Russia
Revenues and non-current assets by geographical region
Revenues	1,322
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	4,521	6,302	5,450
Non-current assets	1,609	2,095
South Korea
Revenues and non-current assets by geographical region
Revenues	1,787	1,242	888
China
Revenues and non-current assets by geographical region
Revenues	1,101	3,993	2,134
Indonesia
Revenues and non-current assets by geographical region
Revenues	93	55	1,819
Others-Asia Pacific
Revenues and non-current assets by geographical region
Revenues	1,540	1,012	609
Japan
Revenues and non-current assets by geographical region
Revenues	1,406
Americas
Revenues and non-current assets by geographical region
Revenues	5,580	7,035	5,886
Non-current assets	3,751	5,746
United States
Revenues and non-current assets by geographical region
Revenues	5,453	6,843	5,802
Non-current assets	3,751	5,746
Others-Americas
Revenues and non-current assets by geographical region
Revenues	€ 127	€ 192	€ 84